Accounts payable, accrued and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
Schedule of Accounts Payable, Accrued and Other Liabilities
	2020	2019
	$	$
Trade payables	4,757	3,665
Accrued and other liabilities	4,404	2,477
Payroll taxes	21	15
Amounts due to Directors	58	60

	9,240	6,217